Finance cost - Net	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Income Expense [Abstract]
Finance cost - Net
25.
Finance cost – Net

The net finance (cost) income is comprised of the following for the years ended December 31, 2021, 2022 and 2023:

	2021		2022		2023
Interest income from cash equivalents	Ps.	361,683	Ps.	677,542	Ps.	1,094,923
Interest on recovered taxes		3,262		45,489		43,655
Gain on derivative financial instruments		51,656		6,765		-
Gain in interest hedge		-		64,942		253,991
Other		3,670		41,251		10,395
Total finance income		420,271		835,989		1,402,964
Interest cost from bank loans		(196,582)		(210,335)		(679,027)
Interest cost from hedges		(280,395)		(54,633)		-
Loss in market value		-		(4,069)		-
Other financing costs		(39,481)		(73,231)		(70,478)
Interest cost for debt securities		(1,170,082)		(2,113,650)		(2,689,771)
Total finance cost		(1,686,540)		(2,455,918)		(3,439,276)
Exchange gain		1,259,326		1,229,799		2,077,806
Exchange loss		(1,020,987)		(1,148,379)		(2,418,517)
Exchange (loss) gain - Net		238,339		81,420		(340,711)
Finance cost - Net	Ps.	(1,027,930)	Ps.	(1,538,509)	Ps.	(2,377,023)